Pension and Other Post-retirement Benefits (Tables)	12 Months Ended
Oct. 25, 2015
Pension and Other Post-retirement Benefits
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2015	2014	2013	2015	2014	2013
Service cost	$ 28,795	$ 25,935	$ 30,979	$ 1,795	$ 1,963	$ 2,494
Interest cost	52,522	53,030	47,688	13,479	15,279	14,910
Expected return on plan assets	(88,792)	(83,702)	(73,144)	–	–	–
Amortization of prior service cost	(4,878)	(4,971)	(5,079)	(1,337)	(1,337)	(1,332)
Recognized actuarial loss (gain)	18,476	12,697	34,019	(2)	(2)	7,719

Curtailment charge	–	–	6	–	–	–

Net periodic cost	$ 6,123	$ 2,989	$ 34,469	$ 13,935	$ 15,903	$ 23,791

Schedule of amounts that have not been recognized in net periodic pension cost and are included in accumulated other comprehensive loss

(in thousands)	Pension Benefits		Post-retirement Benefits
	2015	2014	2015	2014
Unrecognized prior service credit	$ 32,490	$ 37,368	$ 2,844	$ 4,180

Unrecognized actuarial losses	(360,949)	(343,398)	(40,590)	(30,250)

Schedule of amounts that are expected to be recognized in net periodic benefit expense in fiscal year 2016

The following amounts are expected to be recognized in net periodic benefit expense in fiscal year 2016:

Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
Amortized prior service credit	$ (4,878)	$ (1,337)
Recognized actuarial losses	18,693	1,303

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,235,769	$ 1,098,060	$ 330,841	$ 334,447
Service cost	28,795	25,935	1,795	1,963
Interest cost	52,522	53,030	13,479	15,279
Actuarial (gain) loss	(16,872)	108,047	10,339	927
Employee contributions	–	–	2,798	2,715
Medicare Part D subsidy	–	–	1,313	1,941
Benefits paid	(52,005)	(49,303)	(26,021)	(26,431)

Benefit obligation at end of year	$ 1,248,209	$ 1,235,769	$ 334,544	$ 330,841

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,168,765	$ 1,087,315	$ –	$ –
Actual return on plan assets	35,870	101,025	–	–
Employee contributions	–	–	2,798	2,715
Employer contributions	27,147	29,728	23,223	23,716
Benefits paid	(52,005)	(49,303)	(26,021)	(26,431)
Fair value of plan assets at end of year	$ 1,179,777	$ 1,168,765	$ –	$ –

Funded status at end of year	$ (68,432)	$ (67,004)	$ (334,544)	$ (330,841)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2015	2014	2015	2014
Pension assets	$ 132,861	$ 130,284	$ –	$ –
Employee related expenses	(4,931)	(4,532)	(21,645)	(20,904)
Pension and post-retirement benefits	(196,362)	(192,756)	(312,899)	(309,937)

Net amount recognized	$ (68,432)	$ (67,004)	$ (334,544)	$ (330,841)

Schedule of information for pension plans with accumulated benefit obligations in excess of plan assets
(in thousands)	2015	2014
Projected benefit obligation	$ 201,293	$ 197,288

Accumulated benefit obligation	193,913	186,085

Fair value of plan assets	–	–

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit costs

Weighted-average assumptions used to determine benefit obligations are as follows:

	2015	2014
Discount rate	4.50%	4.31%
Rate of future compensation increase
(for plans that base benefits on final compensation level)	3.92%	3.94%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2015	2014	2013
Discount rate	4.31%	4.89%	4.05%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.94%	3.91%	3.97%
Expected long-term return on plan assets	7.70%	7.80%	7.90%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$ (12,892)	$ 16,810	$ (157,394)	$ 197,869
Expected long-term rate of return on plan assets	(11,629)	11,629	–	–
Rate of future compensation increase	461	(442)	2,504	(2,417)
Post-retirement Benefits:
Discount rate	$ (64)	$ 5,035	$ (33,462)	$ 40,619
Health care cost trend rate	1,749	(1,451)	38,194	(31,112)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2015		2014
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	38.8%	15-35%	33.0%	15-35%
Small Capitalization Equity	5.4%	5-15%	6.0%	5-15%
International Equity	14.0%	15-25%	20.8%	15-25%
Private Equity	6.1%	0-15%	5.0%	0-15%
Total Equity Securities	64.3%	50-75%	64.8%	55-75%
Fixed Income	34.3%	25-45%	34.0%	25-45%
Real Estate	–	0-10%	–	–
Cash and Cash Equivalents	1.4%	–	1.2%	–

Schedule of benefits expected to be paid over the next ten fiscal years
		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2016	$ 53,515	$ 22,113
2017	55,661	22,441
2018	58,010	22,612
2019	60,934	22,711
2020	63,916	22,621
2021 – 2025	361,518	108,832

Schedule of fair values of the defined benefit pension plan investments

Fair Value Measurements at October 25, 2015
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:

Cash Equivalents(1)	$ 16,551	$ 16,551	$ –	$ –

Large Capitalization Equity(2)

Domestic	$ 300,735	$ 175,206	$ 125,529	$ –

Foreign	36,637	36,637	–	–

World	120,206	–	120,206	–

Total Large Capitalization Equity	$ 457,578	$ 211,843	$ 245,735	$ –

Small Capitalization Equity(3)

Domestic	$ 55,513	$ 55,513	$ –	$ –

Foreign	8,246	8,246	–	–

Total Small Capitalization Equity	$ 63,759	$ 63,759	$ –	$ –

International Equity(4)

Mutual fund	$ 101,062	$ –	$ 101,062	$ –

Collective trust	63,861	–	63,861	–

Total International Equity	$ 164,923	$ –	$ 164,923	$ –

Private Equity(5)

Domestic	$ 54,748	$ –	$ –	$ 54,748

International	17,027	–	–	17,027

Total Private Equity	$ 71,775	$ –	$ –	$ 71,775

Total Equity	$ 758,035	$ 275,602	$ 410,658	$ 71,775

Fixed Income(6)

US government issues	$ 130,456	$ 104,460	$ 25,996	$ –

Municipal issues	20,211	–	20,211	–

Corporate issues – domestic	210,035	–	210,035	–

Corporate issues – foreign	44,489	–	44,489	–

Total Fixed Income	$ 405,191	$ 104,460	$ 300,731	$ –

Total Investments at Fair Value	$ 1,179,777	$ 396,613	$ 711,389	$ 71,775

Fair Value Measurements at October 26, 2014
Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2	(Level 3)
Investments at Fair Value:

Cash Equivalents(1)	$ 14,342	$ 14,342	$ –	$ –

Large Capitalization Equity(2)

Domestic	$ 351,195	$ 196,977	$ 154,218	$ –

Foreign	34,126	34,126	–	–

Total Large Capitalization Equity	$ 385,321	$ 231,103	$ 154,218	$ –

Small Capitalization Equity(3)

Domestic	$ 62,521	$ 62,521	$ –	$ –

Foreign	8,031	8,031	–	–

Total Small Capitalization Equity	$ 70,552	$ 70,552	$ –	$ –

International Equity(4)

Mutual fund	$ 69,393	$ –	$ 69,393	$ –

Collective trust	173,008	–	173,008	–

Total International Equity	$ 242,401	$ –	$ 242,401	$ –

Private Equity(5)

Domestic	$ 43,340	$ –	$ –	$ 43,340

International	15,383	–	–	15,383

Total Private Equity	$ 58,723	$ –	$ –	$ 58,723

Total Equity	$ 756,997	$ 301,655	$ 396,619	$ 58,723

Fixed Income(6)

US government issues	$ 126,894	$ 96,199	$ 30,695	$ –

Municipal issues	20,232	–	20,232	–

Corporate issues – domestic	212,299	–	212,299	–

Corporate issues – foreign	38,001	–	38,001	–

Total Fixed Income	$ 397,426	$ 96,199	$ 301,227	$ –

Total Investments at Fair Value	$ 1,168,765	$ 412,196	$ 697,846	$ 58,723

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes mutual funds consisting of a mix of U.S. and foreign common stocks that are valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well-diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid-markets, venture capitalists, and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed, as well as early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2015	2014
Beginning Balance	$ 58,723	$ 45,783

Purchases, issuances, and settlements (net)	(3,574)	3,050
Unrealized gains	7,741	4,260
Realized gains	7,623	4,479

Interest and dividend income	1,262	1,151

Ending Balance	$ 71,775	$ 58,723

Schedule of unfunded private equity commitment balance for each investment category
(in thousands)	2015	2014

Domestic equity	$ 9,264	$ 17,659

International equity	9,514	12,640

Unfunded commitment balance	$ 18,778	$ 30,299